Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key Management Personnel of Entity or Parent [member]
Statement [line items]
Key personnel remuneration	R$ 23,954	R$ 16,672